Victory Variable Insurance Funds II
Victory Pioneer Strategic Income

VCT Portfolio
(successor to Pioneer Strategic Income VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.6%
	Senior Secured Floating Rate Loan Interests — 1.4% of Net Assets(a)*
	Cruise Lines — 0.1%
19,800	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 19,819
	Total Cruise Lines	$19,819
	Gambling (Non-Hotel) — 0.2%
65,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/25/31	$ 63,700
	Total Gambling (Non-Hotel)	$63,700
	Medical-Drugs — 0.2%
39,900	1261229 B.C. Ltd., Initial Term Loan, 10.413% (Term SOFR + 625 bps), 10/8/30	$ 39,426
9,900	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.163% (Term SOFR + 400 bps), 4/23/31	9,928
	Total Medical-Drugs	$49,354
	Medical-Wholesale Drug Distribution — 0.1%
29,809	Owens & Minor, Inc., Term B-1 Loan, 8.013% (Term SOFR + 375 bps), 3/29/29	$ 29,796
	Total Medical-Wholesale Drug Distribution	$29,796
	Recreational Centers — 0.1%
15,327	Fitness International LLC, Term B Loan, 8.663% (Term SOFR + 450 bps), 2/12/29	$ 15,448
	Total Recreational Centers	$15,448
	Rental Auto & Equipment — 0.7%
202,670	Hertz Corp., Initial Term B Loan, 8.07% (Term SOFR + 350 bps), 6/30/28	$ 183,163
39,531	Hertz Corp., Initial Term C Loan, 8.07% (Term SOFR + 350 bps), 6/30/28	35,726
	Total Rental Auto & Equipment	$218,889
	Total Senior Secured Floating Rate Loan Interests (Cost $400,763)	$397,006

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)+	Desarrolladora Homex SAB de CV	$ 1
	Total Household Durables	$1
	Paper & Forest Products — 0.0%
1,032(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 26,299
	Total Passenger Airlines	$26,299
	Total Common Stocks (Cost $19,081)	$26,300

Principal Amount USD ($)
	Asset Backed Securities — 4.8% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	$ 104,443
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	101,093

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	$ 107,977
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	83,503
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	70,781
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	102,775
78,788	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	79,878
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	60,037
12,889(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,325
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	51,133
126,641(e)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	128,238
145,932(e)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	146,483
82,405(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	83,108
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,582
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	90,872
60,050(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	60,782
33,353	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	32,896
	Total Asset Backed Securities (Cost $1,422,497)	$1,418,906

	Collateralized Mortgage Obligations—7.4% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 68,401
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	74,809
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.121% (SOFR30A + 376 bps), 2/25/40 (144A)	20,730
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.121% (SOFR30A + 376 bps), 2/25/40 (144A)	52,047
70,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.856% (SOFR30A + 450 bps), 1/25/42 (144A)	72,582
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.306% (SOFR30A + 195 bps), 3/25/44 (144A)	50,377
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.306% (SOFR30A + 395 bps), 9/26/33 (144A)	153,904
60,248(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.543% (SOFR30A + 592 bps), 7/15/42	7,682
34,694(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.063% (SOFR30A + 644 bps), 8/15/42	5,405
33,626(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	6,617
43,674(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	9,201
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.006% (SOFR30A + 565 bps), 12/25/50 (144A)	57,526
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.471% (SOFR30A + 1,011 bps), 7/25/50 (144A)	39,879
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.756% (SOFR30A + 740 bps), 11/25/50 (144A)	97,908
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.106% (SOFR30A + 375 bps), 12/25/41 (144A)	46,165
12,630(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.079% (SOFR30A + 644 bps), 8/25/41	1,172
13,784(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.729% (SOFR30A + 609 bps), 6/25/48	1,775
15,410(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.579% (SOFR30A + 594 bps), 7/25/49	1,859

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,879(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.579% (SOFR30A + 594 bps), 8/25/49	$ 1,952
14,582(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.579% (SOFR30A + 594 bps), 8/25/49	2,101
8,774	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	8,818
120,307(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.618% (1 Month Term SOFR + 331 bps), 9/20/49	1,513
175,799(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	29,141
175,560(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	28,785
86,195(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	14,126
97,626(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.548% (1 Month Term SOFR + 324 bps), 1/20/50	1,322
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	72,239
87,701(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.234%, 7/25/51 (144A)	76,028
89,473(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	71,919
89,112(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.97%, 10/25/51 (144A)	73,151
91,980(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.097%, 8/25/52 (144A)	75,412
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	72,353
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	66,205
52,758(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.156% (SOFR30A + 180 bps), 3/25/51 (144A)	52,413
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	67,314
88,143(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.704%, 7/25/51 (144A)	74,281
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	66,996
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.971% (SOFR30A + 1,061 bps), 2/25/47 (144A)	61,228
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.794%, 10/25/56 (144A)	85,426
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.422% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	101,697
82,942(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	74,478
78,753(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.756% (SOFR30A + 340 bps), 11/25/33 (144A)	79,486
86,252(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.908%, 9/25/50 (144A)	75,423
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	66,533
	Total Collateralized Mortgage Obligations (Cost $2,486,378)	$2,168,379

	Commercial Mortgage-Backed Securities—6.6% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.265% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 46,275
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.236% (SOFR30A + 285 bps), 1/20/37 (144A)	97,750
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	69,754
40,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.164% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	39,963
35,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.561% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	34,978
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.509% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	50,000
100,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.407% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	99,500
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.958%, 4/15/50	90,801
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.929%, 11/15/48	24,482
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.356% (SOFR30A + 400 bps), 11/25/51 (144A)	77,772
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.882%, 12/25/26 (144A)	47,715
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	48,418
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 4.03%, 12/25/27 (144A)	71,491

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.247%, 10/25/31 (144A)	$ 22,623
29,626(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	28,318
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.069%, 9/25/28 (144A)	46,136
100,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.519% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	100,120
92,214(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.92% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	89,181
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	10,519
49,067	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	47,060
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	87,231
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	11,405
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	94,860
75,904(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.721% (SOFR30A + 336 bps), 10/25/49 (144A)	77,056
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	28,800
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.222% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	49,975
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.24%, 2/25/52 (144A)	89,575
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	84,784
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	81,166
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	101,173
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.487%, 3/15/51	8,508
91,583(e)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	92,737
	Total Commercial Mortgage-Backed Securities (Cost $2,138,464)	$1,950,126

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 5,543
	Total Entertainment	$5,543
	REITS — 0.0%†
10,000	Boston Properties LP, 2.00%, 10/1/30 (144A)	$ 9,960
	Total REITS	$9,960
	Total Convertible Corporate Bonds (Cost $15,000)	$15,503

	Corporate Bonds — 33.2% of Net Assets
	Aerospace & Defense — 0.6%
110,000	Boeing Co., 6.858%, 5/1/54	$ 125,477
35,000	Boeing Co., 7.008%, 5/1/64	40,518
6,000	TransDigm, Inc., 6.25%, 1/31/34 (144A)	6,170
10,000	TransDigm, Inc., 6.75%, 1/31/34 (144A)	10,340
	Total Aerospace & Defense	$182,505
	Airlines — 0.9%
52,819(g)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 51,466
10,950	American Airlines Pass-Through Trust, 3.95%, 7/11/30	10,458
14,817	JetBlue Pass-Through Trust, 4.00%, 11/15/32	13,934
40,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	41,618

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
10,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 10,515
EUR100,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	121,137
	Total Airlines	$249,128
	Auto Manufacturers — 4.4%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 134,420
40,000	Ford Motor Co., 6.10%, 8/19/32	40,975
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	203,483
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	206,019
200,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	205,471
195,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	201,190
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	131,412
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	176,938
	Total Auto Manufacturers	$1,299,908
	Auto Parts & Equipment — 0.2%
25,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 25,191
25,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	25,529
	Total Auto Parts & Equipment	$50,720
	Banks — 5.4%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 180,502
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	181,998
200,000(e)(h)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	208,749
76,000(e)(h)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	77,160
81,000(e)(h)	Citigroup, Inc., 6.95% (5 Year CMT Index + 273 bps)	83,188
39,000(e)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	40,721
41,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	42,734
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	24,946
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,578
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	78,525
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,970
235,000(e)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	217,962
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	201,634
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	213,588
	Total Banks	$1,578,255
	Biotechnology — 0.6%
EUR100,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 119,254
63,000	Royalty Pharma Plc, 5.20%, 9/25/35	62,946
	Total Biotechnology	$182,200
	Chemicals — 0.7%
115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 119,554
93,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	94,625
	Total Chemicals	$214,179
	Commercial Services — 1.0%
60,000	ADT Security Corp., 5.875%, 10/15/33	$ 60,000
5,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	5,230
68,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	65,672
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	61,131

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Commercial Services — (continued)
64,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 63,451
15,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	15,581
20,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	20,878
	Total Commercial Services	$291,943
	Distribution/Wholesale — 0.0%†
10,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 10,026
	Total Distribution/Wholesale	$10,026
	Diversified Financial Services — 3.1%
29,000(e)(h)	Ally Financial, Inc., 4.70% (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 348 bps)	$ 26,727
75,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	77,355
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	51,789
20,000(e)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	20,747
5,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	5,241
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	47,860
40,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	42,087
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	154,971
15,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	15,580
50,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	51,294
130,000	OneMain Finance Corp., 4.00%, 9/15/30	120,842
5,000	OneMain Finance Corp., 6.125%, 5/15/30	5,063
35,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	35,703
45,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	47,876
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	79,248
25,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	25,658
30,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	30,963
32,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	31,560
25,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	24,881
	Total Diversified Financial Services	$895,445
	Electric — 1.0%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 73,181
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	15,108
60,000(e)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	59,790
25,000(e)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	25,035
20,000(e)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	20,525
100,000(e)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	102,186
	Total Electric	$295,825
	Energy-Alternate Sources — 0.1%
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,147
	Total Energy-Alternate Sources	$33,147
	Engineering & Construction — 0.3%
90,000	AECOM, 6.00%, 8/1/33 (144A)	$ 92,015
	Total Engineering & Construction	$92,015
	Entertainment — 0.9%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 181,052
90,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	95,174
	Total Entertainment	$276,226

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 0.0%†
11,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 11,876
	Total Food	$11,876
	Healthcare-Products — 0.4%
109,000(e)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 112,339
	Total Healthcare-Products	$112,339
	Healthcare-Services — 0.8%
70,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 69,491
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	104,000
55,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	56,319
	Total Healthcare-Services	$229,810
	Insurance — 2.2%
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 111,423
100,000(e)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	93,619
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	100,985
60,000(e)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	62,280
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	81,324
200,000(e)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	208,093
	Total Insurance	$657,724
	Iron & Steel — 0.4%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 30,299
85,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	86,774
10,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	10,304
	Total Iron & Steel	$127,377
	Leisure Time — 0.4%
EUR100,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 126,611
	Total Leisure Time	$126,611
	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 30,470
	Total Lodging	$30,470
	Mining — 0.2%
60,000	Novelis Corp., 6.375%, 8/15/33 (144A)	$ 60,620
	Total Mining	$60,620
	Miscellaneous Manufacturing — 0.2%
45,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 46,187
	Total Miscellaneous Manufacturing	$46,187
	Multi-National — 1.0%
BRL975,000(i)	European Bank for Reconstruction & Development, 2/2/32	$ 88,667
TRY8,250,000(i)	European Bank for Reconstruction & Development, 7/11/36	14,087
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	52,432
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	44,587
INR5,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	62,251
KZT11,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	18,617
	Total Multi-National	$280,641

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Oil & Gas — 3.2%
155,000	APA Corp., 6.75%, 2/15/55	$ 156,247
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	68,899
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	72,109
222,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	216,958
75,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	77,093
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	39,640
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	49,294
10,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	9,800
45,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	43,706
160,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	161,660
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	44,711
	Total Oil & Gas	$940,117
	Oil & Gas Services — 0.3%
44,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 44,800
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,939
	Total Oil & Gas Services	$75,739
	Pharmaceuticals — 0.8%
31,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	$ —
EUR200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	240,396
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$240,396
	Pipelines — 1.8%
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 40,617
30,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	30,930
50,000(e)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	53,021
50,000(e)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	52,900
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	66,335
15,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	15,291
35,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	37,165
88,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	91,941
55,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	55,271
29,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	30,449
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,530
45,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	47,370
	Total Pipelines	$537,820
	Real Estate — 0.2%
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 46,685
	Total Real Estate	$46,685
	REITS — 0.5%
6,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 5,301
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,557
30,000(j)	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	30,009
45,000(j)	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	44,972
65,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	61,044
10,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	9,553
	Total REITS	$156,436

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 0.8%
10,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 10,102
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	210,901
	Total Semiconductors	$221,003
	Software — 0.4%
110,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 112,737
	Total Software	$112,737
	Telecommunications — 0.2%
55,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	$ 56,055
	Total Telecommunications	$56,055
	Transportation — 0.1%
20,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	$ 19,435
	Total Transportation	$19,435
	Total Corporate Bonds (Cost $9,552,535)	$9,741,600

	Foreign Government Bonds — 3.6% of Net Assets
	Argentina — 0.3%
5,200	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 3,767
145,500(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	75,587
	Total Argentina	$79,354
	Colombia — 0.7%
200,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 209,500
	Total Colombia	$209,500
	Ivory Coast — 0.4%
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$ 116,702
	Total Ivory Coast	$116,702
	Kazakhstan — 0.6%
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 176,577
	Total Kazakhstan	$176,577
	Mexico — 0.5%
EUR126,000	Mexico Government International Bond, 4.500%, 3/19/34	$ 150,189
	Total Mexico	$150,189
	Romania — 0.4%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 70,456
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	44,941
	Total Romania	$115,397
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 91,737
	Total Serbia	$91,737
	Turkey — 0.2%
TRY2,426,800	Turkiye Government Bond, 30.000%, 9/12/29	$ 53,848
	Total Turkey	$53,848

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Uruguay — 0.2%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 49,167
	Total Uruguay	$49,167
	Total Foreign Government Bonds (Cost $1,093,101)	$1,042,471

	U.S. Government and Agency Obligations — 28.4% of Net Assets
153,498	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 129,301
227,419	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	194,221
4,419	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	4,347
1,081	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	985
19,775	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	18,566
63,061	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	58,059
43,728	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	40,468
4,136	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	3,970
5,959	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	6,110
1,562	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,602
3,108	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,234
70,881	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	72,703
89,184	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	91,254
253,125	Federal National Mortgage Association, 1.500%, 3/1/42	212,127
98,146	Federal National Mortgage Association, 2.000%, 12/1/41	84,886
51,529	Federal National Mortgage Association, 2.000%, 11/1/51	42,430
202,323	Federal National Mortgage Association, 2.500%, 5/1/51	174,545
57,821	Federal National Mortgage Association, 2.500%, 5/1/51	49,883
136,511	Federal National Mortgage Association, 2.500%, 11/1/51	117,501
149,488	Federal National Mortgage Association, 2.500%, 1/1/52	127,926
72,440	Federal National Mortgage Association, 2.500%, 2/1/52	62,238
100,000	Federal National Mortgage Association, 2.500%, 11/1/55 (TBA)	84,257
7,461	Federal National Mortgage Association, 3.000%, 10/1/30	7,306
585	Federal National Mortgage Association, 3.000%, 10/1/46	531
345	Federal National Mortgage Association, 3.000%, 1/1/47	314
103,919	Federal National Mortgage Association, 3.000%, 1/1/52	92,940
143,145	Federal National Mortgage Association, 3.000%, 3/1/52	128,393
300,000	Federal National Mortgage Association, 3.000%, 10/1/55 (TBA)	263,460
66,830	Federal National Mortgage Association, 3.500%, 3/1/52	61,578
75,185	Federal National Mortgage Association, 3.500%, 4/1/52	69,160
24,828	Federal National Mortgage Association, 3.500%, 4/1/52	22,976
64,765	Federal National Mortgage Association, 3.500%, 5/1/52	59,630
100,000	Federal National Mortgage Association, 3.500%, 10/1/55 (TBA)	91,352
20,554	Federal National Mortgage Association, 4.000%, 10/1/40	20,054
2,828	Federal National Mortgage Association, 4.000%, 12/1/40	2,761
15,188	Federal National Mortgage Association, 4.000%, 11/1/43	14,706
32,062	Federal National Mortgage Association, 4.000%, 7/1/51	30,522
8,265	Federal National Mortgage Association, 4.000%, 9/1/51	7,883
100,000	Federal National Mortgage Association, 4.000%, 10/1/55 (TBA)	94,236
26,164	Federal National Mortgage Association, 4.500%, 9/1/43	26,291
24,459	Federal National Mortgage Association, 4.500%, 1/1/44	24,556
100,000	Federal National Mortgage Association, 4.500%, 11/15/55 (TBA)	96,951
4,765	Federal National Mortgage Association, 5.000%, 4/1/30	4,821
7,292	Federal National Mortgage Association, 5.000%, 1/1/39	7,444

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Federal National Mortgage Association, 5.000%, 10/15/40 (TBA)	$ 202,060
1,601	Federal National Mortgage Association, 5.000%, 12/1/44	1,640
200,000	Federal National Mortgage Association, 5.000%, 10/1/55 (TBA)	198,331
300,000	Federal National Mortgage Association, 5.500%, 10/15/40 (TBA)	306,586
71,932	Federal National Mortgage Association, 5.500%, 4/1/50	73,751
70,035	Federal National Mortgage Association, 5.500%, 4/1/53	71,153
30,372	Federal National Mortgage Association, 5.500%, 9/1/53	30,720
200,000	Federal National Mortgage Association, 5.500%, 10/1/55 (TBA)	201,648
39	Federal National Mortgage Association, 6.000%, 3/1/32	40
77,055	Federal National Mortgage Association, 6.000%, 5/1/53	80,325
55,531	Federal National Mortgage Association, 6.000%, 7/1/53	57,029
79,644	Federal National Mortgage Association, 6.000%, 9/1/53	81,629
82,855	Federal National Mortgage Association, 6.000%, 3/1/54	84,935
100,000	Federal National Mortgage Association, 6.000%, 10/1/55 (TBA)	102,159
39,302	Federal National Mortgage Association, 6.500%, 8/1/53	40,999
68,587	Federal National Mortgage Association, 6.500%, 9/1/53	72,088
25,511	Federal National Mortgage Association, 6.500%, 9/1/54	26,585
300,000	Federal National Mortgage Association, 6.500%, 10/15/55 (TBA)	310,015
100,000	Government National Mortgage Association, 2.000%, 10/15/55 (TBA)	82,639
100,000	Government National Mortgage Association, 2.500%, 10/15/55 (TBA)	86,078
100,000	Government National Mortgage Association, 3.000%, 10/15/55 (TBA)	89,258
100,000	Government National Mortgage Association, 3.500%, 10/15/55 (TBA)	91,162
100,000	Government National Mortgage Association, 5.000%, 10/15/55 (TBA)	99,462
100,000	Government National Mortgage Association, 5.500%, 10/20/55 (TBA)	100,744
100,000	Government National Mortgage Association, 6.000%, 10/15/55 (TBA)	101,701
100,000	Government National Mortgage Association, 6.500%, 10/15/55 (TBA)	102,702
2,708	Government National Mortgage Association I, 3.500%, 10/15/42	2,531
26,206	Government National Mortgage Association I, 4.000%, 4/15/42	25,313
41,090	Government National Mortgage Association I, 4.000%, 8/15/43	40,042
2,857	Government National Mortgage Association I, 4.000%, 3/15/44	2,752
6,007	Government National Mortgage Association I, 4.000%, 9/15/44	5,785
5,695	Government National Mortgage Association I, 4.000%, 4/15/45	5,484
9,835	Government National Mortgage Association I, 4.000%, 6/15/45	9,469
1,056	Government National Mortgage Association I, 4.500%, 9/15/33	1,049
1,954	Government National Mortgage Association I, 4.500%, 4/15/35	1,939
6,459	Government National Mortgage Association I, 4.500%, 1/15/40	6,401
29,031	Government National Mortgage Association I, 4.500%, 3/15/40	28,787
4,671	Government National Mortgage Association I, 4.500%, 9/15/40	4,666
5,867	Government National Mortgage Association I, 4.500%, 7/15/41	5,795
1,277	Government National Mortgage Association I, 5.000%, 4/15/35	1,297
1,105	Government National Mortgage Association I, 5.500%, 1/15/34	1,139
1,867	Government National Mortgage Association I, 5.500%, 4/15/34	1,899
473	Government National Mortgage Association I, 5.500%, 7/15/34	488
3,050	Government National Mortgage Association I, 5.500%, 6/15/35	3,158
196	Government National Mortgage Association I, 6.000%, 2/15/33	202
323	Government National Mortgage Association I, 6.000%, 3/15/33	338
281	Government National Mortgage Association I, 6.000%, 3/15/33	283
388	Government National Mortgage Association I, 6.000%, 6/15/33	408
331	Government National Mortgage Association I, 6.000%, 7/15/33	347

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
225	Government National Mortgage Association I, 6.000%, 7/15/33	$ 227
258	Government National Mortgage Association I, 6.000%, 9/15/33	262
371	Government National Mortgage Association I, 6.000%, 10/15/33	389
512	Government National Mortgage Association I, 6.500%, 1/15/30	523
69	Government National Mortgage Association I, 6.500%, 2/15/32	71
56	Government National Mortgage Association I, 6.500%, 3/15/32	58
144	Government National Mortgage Association I, 6.500%, 11/15/32	150
2,820	Government National Mortgage Association II, 3.500%, 4/20/45	2,597
5,797	Government National Mortgage Association II, 3.500%, 4/20/45	5,317
6,171	Government National Mortgage Association II, 3.500%, 3/20/46	5,706
9,823	Government National Mortgage Association II, 4.000%, 9/20/44	9,451
12,779	Government National Mortgage Association II, 4.000%, 10/20/46	12,246
11,495	Government National Mortgage Association II, 4.000%, 1/20/47	11,003
7,790	Government National Mortgage Association II, 4.000%, 2/20/48	7,366
10,179	Government National Mortgage Association II, 4.000%, 4/20/48	9,626
3,417	Government National Mortgage Association II, 4.500%, 9/20/41	3,437
9,771	Government National Mortgage Association II, 4.500%, 9/20/44	9,609
3,980	Government National Mortgage Association II, 4.500%, 10/20/44	3,946
7,914	Government National Mortgage Association II, 4.500%, 11/20/44	7,847
859	Government National Mortgage Association II, 5.500%, 3/20/34	885
1,440	Government National Mortgage Association II, 6.000%, 11/20/33	1,495
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	201,093
215,700	U.S. Treasury Bonds, 4.375%, 8/15/43	208,167
90,000	U.S. Treasury Bonds, 4.750%, 8/15/55	90,309
288,641	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	290,978
600,000	U.S. Treasury Notes, 4.000%, 2/28/30	606,961
1,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	1,021,172
260,000	U.S. Treasury Notes, 4.625%, 2/15/35	270,197
	Total U.S. Government and Agency Obligations (Cost $8,443,250)	$8,334,577

	SHORT TERM INVESTMENTS — 16.1% of Net Assets
	Foreign Treasury Obligations — 0.2%
EGP3,800,000(i)(k)	Egypt Treasury Bills, 26.251%, 12/16/25	$ 75,134
		$75,134
Shares
	Open-End Fund — 15.9%
4,658,006(l)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 4,658,006
		$4,658,006
	TOTAL SHORT TERM INVESTMENTS (Cost $4,732,877)	$4,733,140
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.6% (Cost $30,303,946)	$29,828,008

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 9/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/25	Capital Gain Distributions for the period ended 9/30/25	Dividend Income for the period ended 9/30/25	Value
	Affiliated Issuer — 4.5%
	Closed-End Fund — 4.5% of Net Assets
130,385(m)	Pioneer ILS Interval Fund	$—	$143,424	$—	$—	$ 1,307,765
	Total Investments in Affiliated Issuer — 4.5% (Cost $1,281,387)					$1,307,765
Principal Amount USD ($)
	TBA Sales Commitments — (2.6)% of Net Assets
	U.S. Government and Agency Obligations — (2.6)%
(300,000)	Federal National Mortgage Association, 2.000%, 10/1/55 (TBA)	$ (241,729)
(500,000)	Federal National Mortgage Association, 2.500%, 10/1/55 (TBA)	(421,170)
(100,000)	Government National Mortgage Association, 4.000%, 10/15/55 (TBA)	(94,010)
	TOTAL TBA SALES COMMITMENTS (Proceeds $762,797)	$(756,909)

	OTHER ASSETS AND LIABILITIES — (3.5)%	$(1,037,596)
	net assets — 100.0%	$29,341,268

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $11,084,111, or 37.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2025.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,120,000	USD	195,456	Citibank NA	10/30/25	$13,341
EUR	19,000	USD	22,273	Citibank NA	11/24/25	106
JPY	44,000,000	USD	303,369	Citibank NA	12/18/25	(3,409)
NGN	227,050,000	USD	149,235	Citibank NA	12/19/25	1,481
TRY	3,355,000	USD	70,381	Citibank NA	1/9/26	3,934
USD	73,356	CAD	100,000	Citibank NA	10/10/25	1,466
USD	112,255	KZT	61,700,000	Citibank NA	10/23/25	817
USD	588,954	EUR	502,000	Citibank NA	11/24/25	(2,319)
USD	163,906	INR	14,530,000	Citibank NA	12/19/25	1,153
USD	26,238	MXN	485,000	Citibank NA	12/19/25	(21)
ZAR	2,750,000	USD	156,015	Citibank NA	10/8/25	3,133
TRY	4,600,000	USD	96,985	Goldman Sachs & Co.	1/9/26	4,907
TRY	630,000	USD	13,263	JPMorgan Chase Bank NA	1/9/26	692
AUD	574,350	USD	376,623	State Street Bank & Trust Co.	10/28/25	3,582
CLP	150,000,000	USD	157,350	State Street Bank & Trust Co.	12/19/25	(1,343)
EUR	364,000	USD	429,447	State Street Bank & Trust Co.	10/28/25	(1,342)
KRW	206,000,000	USD	150,124	State Street Bank & Trust Co.	12/22/25	(2,844)
USD	220,535	EUR	186,000	State Street Bank & Trust Co.	12/19/25	1,155
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$24,489
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
13	U.S. 2 Year Note (CBT)	12/31/25	$2,711,047	$2,709,180	$(1,867)
10	U.S. 10 Year Ultra Bond (CBT)	12/19/25	1,154,120	1,150,781	(3,339)
2	U.S. Long Bond (CBT)	12/19/25	235,162	233,188	(1,974)
20	U.S. Ultra Bond (CBT)	12/19/25	2,416,019	2,401,250	(14,769)
			$6,516,348	$6,494,399	$(21,949)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
6	Euro-Bund	12/8/25	$(899,967)	$(905,686)	$(5,719)
4	U.S. 5 Year Note (CBT)	12/31/25	(437,934)	(436,781)	1,153
			$(1,337,901)	$(1,342,467)	$(4,566)
TOTAL FUTURES CONTRACTS			$5,178,447	$5,151,932	$(26,515)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
110,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(8,345)	$(288)	$(8,633)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(8,345)	$(288)	$(8,633)

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
75,000	American Airlines Group, Inc.	Receive	5.00%	6/20/30	$(5,906)	$3,668	$(2,238)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(5,906)	$3,668	$(2,238)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
INR — Indian Rupee
JPY — Japan Yen
KRW — Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$397,006	$—	$397,006
Common Stocks
Household Durables	—	—	1	1
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	26,299	—	26,299
Asset Backed Securities	—	1,418,906	—	1,418,906
Collateralized Mortgage Obligations	—	2,168,379	—	2,168,379
Commercial Mortgage-Backed Securities	—	1,950,126	—	1,950,126
Convertible Corporate Bonds	—	15,503	—	15,503
Corporate Bonds
Pharmaceuticals	—	240,396	—*	240,396
All Other Corporate Bonds	—	9,501,204	—	9,501,204
Foreign Government Bonds	—	1,042,471	—	1,042,471
U.S. Government and Agency Obligations	—	8,334,577	—	8,334,577
Foreign Treasury Obligations	—	75,134	—	75,134
Open-End Fund	4,658,006	—	—	4,658,006
Affiliated Closed-End Fund	1,307,765	—	—	1,307,765
Total Investments in Securities	$5,965,771	$25,170,001	$1	$31,135,773
Liabilities
TBA Sales Commitments	$—	$(756,909)	$—	$(756,909)
Total Liabilities	$—	$(756,909)	$—	$(756,909)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$24,489	$—	$24,489
Net unrealized depreciation on futures contracts	(26,515)	—	—	(26,515)
Centrally cleared swap contracts^	—	3,380	—	3,380
Total Other Financial Instruments	$(26,515)	$27,869	$—	$1,354
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended September 30, 2025, a security valued at $1 was transferred from Level 1 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.